Expense Example	Prospectus #1 Delaware Ivy Accumulative Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Accumulative Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Accumulative Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Accumulative Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Accumulative Fund Class B Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Accumulative Fund Class B Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Accumulative Fund Class B Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Accumulative Fund Class B Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Accumulative Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Accumulative Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Accumulative Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Accumulative Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Accumulative Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Accumulative Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Accumulative Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Accumulative Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Accumulative Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Accumulative Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Accumulative Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Accumulative Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Class B Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Class B Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Class B Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Class B Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Class R6 Expense Example, with Redemption, 10 Years
USD ($)	675	887	1,116	1,773	621	1,117	1,657	2,880	202	635	1,094	2,107	89	280	487	1,083	76	237	411	918	684	915	1,166	1,881	615	1,179	1,668	2,926	198	612	1,052	2,065	85	267	465	1,036	85	265	460	1,025